Derivative liabilities - Changes in deferred stock units (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($)
Amount
Stock-based compensation expense	$ 1,055,945	$ 850,554
Changes in fair value of derivative liabilities	$ (122,425)	$ (18,920,428)
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued	9,375
Vesting period	1 year
Number of DSU
Balance at the beginning	84,581
Issuance	9,375
Balance at the end	93,956	84,581
Amount
Balance at the beginning of period	$ 53,362
Stock-based compensation expense	73,136
Changes in fair value of derivative liabilities	24,144
Balance at the end	$ 150,643	$ 53,362